Fair Value Disclosures (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments not designated as hedging instruments
Interest rate swaps	$ 29,761	$ 17,053	$ (82,160)
Warrant liability	(2,428)	(278,987)	(1,274,100)
Non designated [Member]
Derivative Instruments not designated as hedging instruments
Gain / Loss on derivatives not designated as hedging instruments	32,189	296,040	1,191,940
Fair Value Change Of Warrants [Member] | Non designated [Member]
Derivative Instruments not designated as hedging instruments
Warrant liability	2,428	278,987	1,274,100
(Loss) Gain On Derivatives [Member] | Non designated [Member]
Derivative Instruments not designated as hedging instruments
Interest rate swaps	$ 29,761	$ 17,053	$ (82,160)